Connors Hedged Equity Fund
Schedule of Investments
February 28, 2026 (Unaudited)
COMMON STOCKS — 96.35% Shares Fair Value
Communications — 8.50%
Alphabet, Inc., Class A
(a)
8,045 $ 2,508,109
AT&T, Inc.
(a)
40,000 1,120,400
Meta Platforms, Inc., Class A
(a)
2,375 1,539,428
5,167,937
Consumer Discretionary — 11.57%
Amazon.com, Inc.
(a) (b)
10,500 2,205,000
Lowe's Companies, Inc.
(a)
4,275 1,131,037
McDonald's Corp.
(a)
1,840 627,551
Nike, Inc., Class B 8,500 528,530
Tapestry, Inc. 4,500 699,615
Tesla, Inc.
(b)
1,200 483,012
TJX Companies, Inc. (The)
(a)
8,425 1,361,985
7,036,730
Consumer Staples — 6.45%
Cboe Global Markets, Inc.
(a)
2,900 869,188
Coca-Cola Co. (The)
(a)
13,135 1,071,290
Procter & Gamble Co. (The)
(a)
5,500 919,600
Walmart, Inc.
(a)
8,300 1,061,985
3,922,063
Energy — 4.44%
Chevron Corp.
(a)
5,700 1,064,532
Williams Companies, Inc. (The)
(a)
21,900 1,636,368
2,700,900
Financials — 11.56%
Charles Schwab Corp. (The)
(a)
10,900 1,037,680
Chubb Ltd.
(a)
3,370 1,148,698
JPMorgan Chase & Co.
(a)
4,865 1,460,959
Morgan Stanley
(a)
6,900 1,148,919
Visa, Inc., Class A
(a)
3,335 1,067,667
Wells Fargo & Co.
(a)
14,335 1,167,586
7,031,509
Health Care — 9.78%
Abbott Laboratories 8,970 1,043,659
AbbVie, Inc.
(a)
5,310 1,232,345
Danaher Corp. 2,600 547,664
Eli Lilly & Co.
(a)
1,240 1,304,468
Medtronic PLC
(a)
9,500 927,770
Stryker Corp.
(a)
2,310 895,032
5,950,938
Industrials — 10.83%
Boeing Co. (The)
(a) (b)
3,900 887,367
Caterpillar, Inc.
(a)
1,295 961,965
Eaton Corp. PLC
(a)
3,375 1,268,730
Quanta Services, Inc.
(a)
2,310 1,300,715
RTX Corp.
(a)
5,300 1,073,886

Connors Hedged Equity Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
COMMON STOCKS — 96.35% - continued Shares Fair Value
Industrials — 10.83% - continued
Waste Management, Inc.
(a)
4,550 $ 1,095,822
6,588,485
Materials — 5.23%
DuPont de Nemours, Inc.
(a)
13,800 690,552
Linde PLC
(a)
2,905 1,475,972
Qnity Electronics, Inc.
(a)
8,000 1,014,080
3,180,604
Real Estate — 3.55%
Prologis, Inc.
(a)
6,800 969,476
Welltower, Inc.
(a)
5,750 1,190,940
2,160,416
Technology — 22.48%
Accenture PLC, Class A
(a)
4,150 866,188
Apple, Inc.
(a)
11,170 2,950,891
Broadcom, Inc.
(a)
4,050 1,294,177
Cisco Systems, Inc.
(a)
18,575 1,475,969
International Business Machines Corp.
(a)
2,900 696,609
Microsoft Corp.
(a)
5,270 2,069,740
Nvidia Corp.
(a)
12,925 2,290,181
Palo Alto Networks, Inc.
(b)
5,850 871,182
Salesforce, Inc.
(a)
3,950 769,421
Tyler Technologies, Inc.
(b)
1,100 390,159
13,674,517
Utilities — 1.96%
Duke Energy Corp.
(a)
9,125 1,194,006
Total Common Stocks (Cost $45,368,342) 58,608,105
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
PURCHASED OPTIONS — 0.45%
PURCHASED PUT OPTIONS — 0.45%
S&P 500 Index 15 $ 10,318,320 $ 6,650.00 March 2026 $ 71,925
S&P 500 Index 15 10,318,320 6,700.00 April 2026 150,975
S&P 500 Index 5 3,439,440 6,500.00 May 2026 49,375
Total Purchased Put Options (Cost $341,039) 272,275
Total Purchased Options (Cost $341,039) 272,275
MONEY MARKET FUNDS - 4.26% Shares Fair Value
First American Government Obligations Fund - Class X, 3.60%
(c)
2,591,622 2,591,622
Total Money Market Funds (Cost $2,591,622) 2,591,622
Total Investments — 101.06% (Cost $48,301,003) 61,472,002
Liabilities in Excess of Other Assets — (1.06)% (645,247)
NET ASSETS — 100.00% $ 60,826,755

Connors Hedged Equity Fund
Schedule of Investments (continued)
February 28, 2026 (Unaudited)
(a) All or a portion of the security is held as collateral for written options
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of February 28, 2026.

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts
February 28, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (1.26)%
WRITTEN CALL OPTIONS (1.19)%
AbbVie, Inc. (5) $ (116,040) $ 250.00 March 2026 $ (385)
AbbVie, Inc. (25) (580,200) 260.00 May 2026 (7,425)
Accenture PLC, Class A (25) (521,800) 310.00 March 2026 (1,000)
Alphabet, Inc., Class A (32) (997,632) 360.00 May 2026 (17,600)
Amazon.com, Inc. (40) (840,000) 270.00 March 2026 (100)
Apple, Inc. (8) (211,344) 295.00 March 2026 (168)
Apple, Inc. (43) (1,135,974) 305.00 May 2026 (8,041)
AT&T, Inc. (160) (448,160) 28.00 March 2026 (9,920)
Boeing Co. (The) (24) (546,072) 275.00 March 2026 (516)
Broadcom, Inc. (3) (95,865) 400.00 March 2026 (480)
Caterpillar, Inc. (3) (222,849) 900.00 June 2026 (5,205)
Cboe Global Markets, Inc. (17) (509,524) 270.00 March 2026 (53,549)
Charles Schwab Corp. (The) (68) (647,360) 110.00 May 2026 (6,494)
Chevron Corp. (10) (186,760) 165.00 March 2026 (22,725)
Chevron Corp. (20) (373,520) 200.00 June 2026 (12,350)
Chubb Ltd. (17) (579,462) 350.00 May 2026 (17,170)
Cisco Systems, Inc. (110) (874,060) 87.50 May 2026 (14,520)
Coca-Cola Co. (The) (60) (489,360) 77.50 March 2026 (25,650)
Coca-Cola Co. (The) (5) (40,780) 82.50 June 2026 (1,443)
Duke Energy Corp. (8) (104,680) 125.00 March 2026 (5,360)
Duke Energy Corp. (45) (588,825) 130.00 April 2026 (19,350)
DuPont de Nemours, Inc. (70) (350,280) 57.50 June 2026 (8,400)
Eaton Corp. PLC (12) (451,104) 370.00 March 2026 (18,360)
Eaton Corp. PLC (10) (375,920) 380.00 March 2026 (9,900)
Eli Lilly & Co. (7) (736,393) 1,040.00 April 2026 (44,415)
International Business Machines
Corp. (15) (360,315) 335.00 April 2026 (150)
JPMorgan Chase & Co. (25) (750,750) 330.00 April 2026 (6,838)
JPMorgan Chase & Co. (5) (150,150) 340.00 May 2026 (1,528)
Linde PLC (18) (914,544) 470.00 March 2026 (72,359)
Lowe's Companies, Inc. (26) (687,882) 270.00 March 2026 (10,855)
McDonald's Corp. (7) (238,742) 330.00 March 2026 (8,435)
Medtronic PLC (57) (556,662) 110.00 March 2026 (285)
Meta Platforms, Inc., Class A (12) (777,816) 770.00 March 2026 (402)
Meta Platforms, Inc., Class A (2) (129,636) 780.00 March 2026 (56)
Microsoft Corp. (18) (706,932) 520.00 May 2026 (2,061)
Morgan Stanley (45) (749,295) 200.00 April 2026 (4,095)
Morgan Stanley (4) (66,604) 200.00 May 2026 (716)
Nvidia Corp. (50) (885,950) 220.00 March 2026 (1,750)
Nvidia Corp. (10) (177,190) 240.00 May 2026 (1,170)
Procter & Gamble Co. (The) (20) (334,400) 160.00 March 2026 (16,300)
Procter & Gamble Co. (The) (5) (83,600) 175.00 April 2026 (790)
Prologis, Inc. (35) (498,995) 150.00 May 2026 (12,250)
Qnity Electronics, Inc. (25) (316,900) 130.00 March 2026 (14,000)
Qnity Electronics, Inc. (10) (126,760) 130.00 June 2026 (15,000)

Connors Hedged Equity Fund
Schedule of Open Written Options Contracts (continued)
February 28, 2026 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price Expiration Date Fair Value
WRITTEN OPTIONS (1.26)% (continued)
WRITTEN CALL OPTIONS (1.19)% (continued)
Quanta Services, Inc. (12) $ (675,696) $ 580.00 May 2026 $ (45,060)
RTX Corp. (5) (101,310) 200.00 May 2026 (7,063)
RTX Corp. (20) (405,240) 230.00 June 2026 (9,800)
Salesforce, Inc. (20) (389,580) 320.00 March 2026 (20)
Stryker Corp. (8) (309,968) 410.00 April 2026 (3,200)
Tapestry, Inc. (23) (357,581) 175.00 April 2026 (5,060)
TJX Companies, Inc. (The) (5) (80,830) 165.00 March 2026 (1,015)
TJX Companies, Inc. (The) (45) (727,470) 165.00 April 2026 (16,088)
Visa, Inc., Class A (3) (96,042) 375.00 May 2026 (351)
Walmart, Inc. (45) (575,775) 125.00 March 2026 (22,950)
Walmart, Inc. (5) (63,975) 130.00 April 2026 (2,038)
Waste Management, Inc. (23) (553,932) 240.00 April 2026 (17,250)
Wells Fargo & Co. (14) (114,030) 97.50 March 2026 (105)
Wells Fargo & Co. (36) (293,220) 105.00 March 2026 (162)
Wells Fargo & Co. (40) (325,800) 100.00 May 2026 (1,960)
Welltower, Inc. (35) (724,920) 200.00 March 2026 (36,575)
Williams Companies, Inc. (The) (100) (747,200) 70.00 April 2026 (60,499)
Williams Companies, Inc. (The) (30) (224,160) 75.00 May 2026 (12,150)
Total Written Call Options (Premiums
Received $521,429) (720,912)
WRITTEN PUT OPTIONS (0.07)%
S&P 500 Index (15) (10,318,320) 5,650.00 March 2026 (5,400)
S&P 500 Index (15) (10,318,320) 5,700.00 April 2026 (24,750)
S&P 500 Index (5) (3,439,440) 5,500.00 May 2026 (12,125)
Total Written Put Options (Premiums
Received $72,679) (42,275)
Total Written Options (Premiums Received $594,108) $(763,187)